DEFERRED INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
The loss for the year	$ (1,711)	$ (1,419)	$ (1,273)
Canadian statutory tax rate	27.00%	27.00%	26.00%
Income tax benefit computed at statutory rates	$ (462)	$ (383)	$ (331)
Foreign tax rates different from statutory rates	31	14	(32)
Other	2	89	0
The rate difference between current and deferred taxes	0	0	4,317
Foreign exchange gains or losses	55	225	(425)
Permanent differences	5	(43)	(33)
Change in unused tax losses and tax offsets	369	98	(3,496)
Current tax expense (income)	$ 0	$ 0	$ 0